UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2009

Fixed income mutual funds

Table of contents

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdown	4

Statements of net assets	7

Statements of operations	46

Statements of changes in net assets	48

Financial highlights	54

Notes to financial statements	77

About the organization	89

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2008 to February 28, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 to February 28, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$966.00	0.84%	$4.09
Class B	1,000.00	963.20	1.60%	7.79
Class C	1,000.00	963.30	1.60%	7.79
Institutional Class**	1,000.00	1,039.60	0.60%	1.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class**	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$1,001.90	0.75%	$3.72
Class B	1,000.00	997.70	1.60%	7.93
Class C	1,000.00	998.60	1.60%	7.93
Institutional Class**	1,000.00	1,030.80	0.60%	1.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class**	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$870.00	0.90%	$4.17
Class B	1,000.00	865.90	1.65%	7.63
Class C	1,000.00	866.20	1.65%	7.63
Institutional Class**	1,000.00	1,069.10	0.65%	1.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25
Institutional Class**	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	The Institutional Class shares commenced operations on December 31, 2008. The actual ending account value and the expenses paid during period reflect the shorter period, 60 days. The hypothetical example assumes the entire half year period.

Sector allocations and credit quality breakdown
Delaware Tax-Free USA Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.72%
Corporate Revenue Bonds	7.95%
Education Revenue Bonds	7.16%
Electric Revenue Bonds	2.17%
Escrowed to Maturity Bonds	7.43%
Health Care Revenue Bonds	10.72%
Housing Revenue Bonds	2.15%
Lease Revenue Bonds	1.65%
Local General Obligation Bonds	7.62%
Pre-Refunded Bonds	23.99%
Special Tax Bonds	7.66%
State General Obligation Bonds	9.20%
Transportation Revenue Bonds	7.13%
Water & Sewer Revenue Bonds	2.89%
Short-Term Investment	0.74%
Total Value of Securities	98.46%
Receivables and Other Assets Net of Liabilities	1.54%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	40.19%
AA	22.05%
A	18.79%
BBB	12.01%
BB	1.28%
B	1.08%
Not Rated	4.60%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.80%
Corporate Revenue Bonds	3.30%
Education Revenue Bonds	6.50%
Electric Revenue Bonds	2.56%
Escrowed to Maturity Bonds	0.05%
Health Care Revenue Bonds	8.13%
Housing Revenue Bonds	1.63%
Lease Revenue Bonds	3.27%
Local General Obligation Bonds	11.46%
Pre-Refunded Bonds	9.32%
Resource Recovery Bonds	0.25%
Special Tax Bonds	8.57%
State General Obligation Bonds	23.94%
Transportation Revenue Bonds	11.64%
Water & Sewer Revenue Bonds	7.18%
Short-Term Investments	2.76%
Total Value of Securities	100.56%
Liabilities Net of Receivables and Other Assets	(0.56%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	29.66%
AA	42.30%
A	17.23%
BBB	7.28%
BB	1.03%
B	0.38%
Not Rated	2.12%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdown
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.19%
Corporate Revenue Bonds	13.56%
Education Revenue Bonds	19.85%
Health Care Revenue Bonds	21.99%
Housing Revenue Bonds	1.44%
Lease Revenue Bonds	2.36%
Local General Obligation Bonds	1.46%
Pre-Refunded Bonds	18.34%
Special Tax Bonds	14.05%
State General Obligation Bonds	1.76%
Transportation Revenue Bonds	3.38%
Total Value of Securities	98.19%
Receivables and Other Assets Net of Liabilities	1.81%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	14.56%
AA	6.10%
A	9.96%
BBB	31.01%
BB	6.97%
B	3.70%
Not Rated	27.70%
Total	100.00%
*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free USA Fund	February 28, 2009 (Unaudited)

		Principal amount	Value
Municipal Bonds – 97.72%
Corporate Revenue Bonds – 7.95%
	Alliance Airport Authority, Texas Special
	Facilities Revenue (American Airlines Project)
	Series B 5.25% 12/1/29 (AMT)	$2,250,000	$888,885
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue
	(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,299,412
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,297,740
	(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,619,030
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	2,100,000	2,075,409
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,121,107
	Indianapolis, Indiana Airport Authority Revenue
	Special Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	2,750,000	2,320,753
	Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,325,680
	Iowa Finance Authority Pollution Control Facility Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,701,188
	Mason County, West Virginia Pollution Control Revenue
	(Appalachian Power Co. Project)
	Series K 6.05% 12/1/24 (AMBAC)	3,000,000	2,870,280
	Mississippi Business Finance Corporation Pollution
	Control Revenue (System Energy Resources, Inc.
	Project) 5.90% 5/1/22	3,000,000	2,474,130
•	Mobile, Alabama Industrial Development Board
	Pollution Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	4,750,000	4,928,789
	New Jersey Economic Development Authority Special
	Facility Revenue (Continental Airlines, Inc. Project)
	6.25% 9/15/29 (AMT)	2,000,000	1,298,120
	Petersburg, Indiana Pollution Control Revenue (Indianapolis
	Power & Light Co. Project) 6.375% 11/2/29 (AMT)	5,000,000	3,962,650
	Phenix City, Alabama Industrial Development Board
	Environmental Improvement Revenue (Mead Westvaco
	Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	1,883,040
•	Port Morrow, Oregon Pollution Control Revenue
	(Portland General Electric Co.) Series A 5.20% 5/1/33	2,600,000	2,606,266

Statements of net assets
Delaware Tax-Free USA Fund

		Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
	Richmond County, Georgia Development Authority
	Environmental Improvement Revenue (International
	Paper Co.) Series B 5.95% 11/15/25 (AMT)	$5,000,000	$3,427,000
	South Carolina Jobs Economic Development Authority
	Industrial Revenue (South Carolina Electric & Gas Co.
	Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	427,310
	Sugar Creek, Missouri Industrial Development Revenue
	(Lafarge North America Project)
	Series A 5.65% 6/1/37 (AMT)	500,000	317,865
	Sweetwater County, Wyoming Solid Waste Disposal
	Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	2,318,908
Ω	Tobacco Settlement Financing Corporation, Virginia
	Senior Convertible Series B-2 5.20% 6/1/46	2,500,000	1,003,550
			43,167,112
Education Revenue Bonds – 7.16%
	Amherst, New York Industrial Development Agency Civic
	Facilities Revenue (UBF Faculty Student Housing)
	Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,305,538
	Broward County, Florida Educational Facilities
	Authority Revenue (Nova Southeastern University Project)
	5.25% 4/1/27 (RADIAN)	1,000,000	843,180
	California Educational Facilities Authority Revenue
	(University of Southern California)
	Series A 5.00% 10/1/39	6,750,000	6,749,663
	California Statewide Communities Development
	Authority Student Housing Revenue (East Campus
	Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	2,750,634
	Gainesville, Georgia Redevelopment Authority
	Educational Facilities Revenue (Riverside Military
	Academy Project) 5.125% 3/1/37	3,735,000	1,896,670
	Marietta, Georgia Development Authority Revenue
	(Life University Income Project) 7.00% 6/15/39	2,300,000	1,589,300
	Massachusetts State Health & Educational Facilities
	Authority Revenue
	(Harvard University) Series A 5.50% 11/15/36	4,515,000	4,790,189
	(Nichols College Project) Series C
	6.00% 10/1/17	810,000	751,129
	6.125% 10/1/29	1,000,000	782,460

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University)
Series A 5.375% 3/15/39	$5,000,000	$5,216,350
New Hampshire Higher Educational & Health Facilities
Authority Revenue (New Hampton School Issue)
5.375% 10/1/28	3,070,000	2,125,269
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.50% 7/1/21 (MBIA)	2,000,000	1,022,420
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,750,000	1,069,023
Saint Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	783,656
5.35% 6/15/32	2,300,000	1,438,006
San Leanna, Texas Higher Educational Facilities Revenue
(Saint Edwards University Project) 4.75% 6/1/32	1,150,000	752,307
Texas A & M University Revenue Financing System
5.00% 5/15/17	4,060,000	4,625,680
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	391,785
		38,883,259
Electric Revenue Bonds – 2.17%
Chelan County, Washington Public Utilities District #001
Consolidated Revenue (Chelan Hydro System)
Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,216,300
Florida State Municipal Power Agency Revenue
(Stanton II Project) 5.00% 10/1/26 (AMBAC)	2,000,000	2,008,380
Long Island Power Authority, New York Electric System
Revenue Series A 5.75% 4/1/39	1,355,000	1,399,227
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue
Refunding (St. Joseph Light & Power Company Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,201,408
Puerto Rico Electric Power Authority Power Revenue
Series PP 5.00% 7/1/25 (FGIC)	1,000,000	906,350
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (MBIA)	1,000,000	1,039,260
		11,770,925

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds – 7.43%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (MBIA)	$440,000	$497,490
^ Greene County, Missouri Single Family Mortgage
Revenue Municipal Multiplier (Private Mortgage
Insurance) 6.10% 3/1/16	1,225,000	984,753
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project)
8.00% 5/15/12	3,490,000	3,871,841
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue Refunding (SSM Health Care)
Series AA 6.40% 6/1/10 (MBIA)	500,000	534,800
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,777,750
5.50% 1/1/15 (FGIC)	7,310,000	8,575,580
5.50% 1/1/16 (FGIC)	1,000,000	1,189,350
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	16,179,740
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,200,000	2,778,270
		40,389,574
Health Care Revenue Bonds – 10.72%
Allegheny County, Pennsylvania Hospital Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	5,575,000	5,875,046
Arizona Health Facilities Authority Revenue
(Banner Health) Series D 5.375% 1/1/32	2,500,000	2,352,675
Cape Girardeau County, Missouri Industrial
Development Authority Health Care Facilities
Revenue Unrefunded Balance
(Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	560,000	615,580
(St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	868,430
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	1,805,000	1,465,931
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	857,640

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	$4,275,000	$3,220,785
Cuyahoga County, Ohio Revenue (Cleveland Clinic
Health Systems) Series A 5.50% 1/1/29	4,000,000	3,879,920
Escambia County, Florida Health Facilities Authority
Health Care Facilities Loan (VHA Program)
5.95% 7/1/20 (AMBAC)	515,000	537,686
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	960,090
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,658,820
Indian River County, Florida Hospital District Revenue
Refunding 6.10% 10/1/18 (FSA)	3,000,000	3,002,820
Joplin, Missouri Industrial Development Authority Health
Facilities Revenue (Freeman Health System Project)
5.75% 2/15/35	245,000	194,528
Lucas County, Ohio Health Care Facility Revenue (Sunset
Retirement Communities) Series A 6.625% 8/15/30	2,000,000	1,811,680
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,501,890
(Oakwood Obligation Group) Series A 5.75% 4/1/32	2,500,000	2,052,375
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	5,725,680
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.625% 11/15/28	4,000,000	4,225,320
Montgomery County, Pennsylvania Industrial Development
Authority Retirement Community Revenue
(Acts Retirement Communities) Series A 4.50% 11/15/36	2,000,000	1,175,260
New York State Dormitory Authority Revenue (Non State
Supported Debt - Orange Regional Medical Center)
6.50% 12/1/21	2,745,000	2,351,449
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	3,260,000	2,463,321
North Kansas City, Missouri Hospital Revenue
Series A 5.00% 11/15/28 (FSA)	500,000	469,525

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Ohio State Higher Educational Facilities Community
Revenue (Cleveland Clinic Health System Obligation
Group) Series A 5.25% 1/1/33	$2,000,000	$1,933,860
Palm Beach County, Florida Health Facilities Authority
Revenue (Boca Raton Community Hospital)
5.625% 12/1/31	2,000,000	1,457,180
Prince William County, Virginia Industrial Development
Authority Hospital Revenue (Potomac Hospital Corp.)
5.35% 10/1/36	250,000	183,950
Puerto Rico Industrial, Tourist, Educational,
Medical & Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group)
Series A 6.25% 7/1/24 (MBIA)	1,200,000	1,167,048
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue (Trezevant Manor Project)
Series A 5.625% 9/1/26	2,500,000	1,719,375
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (MBIA)	2,500,000	2,501,275
		58,229,139
Housing Revenue Bonds – 2.15%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	325,000	325,159
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	677,992
(Leigh Meadows Apartments Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,765,001
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	1,984,480
(Spinnaker Cove Apartments) Series G
6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,140
Milwaukee, Wisconsin Redevelopment Authority
Multifamily Revenue (City Hall Square)
6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,456,906
Missouri State Housing Development Commission
Mortgage Revenue Single Family Homeowner Loan A
5.20% 9/1/33 (GNMA) (FNMA) (AMT)	215,000	196,400

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	$1,435,000	$1,365,962
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	464,755
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	120,000	123,602
Series E 6.95% 1/1/26 (GNMA) (FNMA)	120,000	122,927
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	140,000	128,730
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	960,000	961,114
Santa Fe, New Mexico Single Family Mortgage Revenue
Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	140,000	140,147
Volusia County, Florida Multifamily Housing Finance
Authority (San Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	500,000	468,110
		11,681,425
Lease Revenue Bonds – 1.65%
Loudoun County, Virginia Industrial Development
Authority Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (FSA)	700,000	735,574
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,300,110
5.625% 12/1/28	2,430,000	2,046,375
(Sewer System Improvement Project) Series C
5.00% 3/1/25	605,000	566,643
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	481,395
Puerto Rico Commonwealth Industrial Development
Company General Purpose Revenue Series B
5.375% 7/1/16	1,000,000	968,120
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series F
5.25% 7/1/25	930,000	819,907

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Charles County, Missouri Public Water Supply
District #2 Certificates of Participation (Missouri Project)
Series B 5.10% 12/1/25 (MBIA)	$500,000	$438,855
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,599,263
		8,956,242
Local General Obligation Bonds – 7.62%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,096,640
Chandler, Arizona 5.00% 7/1/21	4,250,000	4,663,568
Desert, California Community College
District Election 2004 Series C 5.00% 8/1/37 (FSA)	4,785,000	4,615,994
Greene County, Missouri Reorganization School
District R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)	1,500,000	1,593,915
Gwinnett County, Georgia School District 5.00% 2/1/11	8,000,000	8,576,399
Jefferson County, Oregon School District #509J
5.00% 6/15/22 (FGIC)	500,000	516,380
Lewisville, Texas Independent School District
6.15% 8/15/21 (PSF)	75,000	75,833
Los Angeles, California Unified School
District Election of 2005 Series F 5.00% 1/1/34	6,180,000	5,958,200
Melrose Park, Illinois Tax Increment Series B
6.00% 12/15/19 (FSA)	1,250,000	1,338,663
New York City, New York
Series I 5.125% 3/1/23	5,875,000	5,885,516
Series J 5.25% 6/1/28	2,055,000	2,040,060
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	2,031,680
		41,392,848
§Pre-Refunded Bonds – 23.99%
Alexandria, Virginia Industrial Development Authority
Revenue (Institute for Defense Analyses)
Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,520,380
California State 5.25% 2/1/30-12 (MBIA)	5,000	5,546
Deschutes County, Oregon Administrative School
District #1 Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,086,470
Deschutes County, Oregon Hospital Facilities Authority
Hospital Revenue (Cascade Health Services)
5.60% 1/1/32-12	1,250,000	1,387,913

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital) 5.25% 2/15/33-14	$5,000,000	$5,703,150
Florida State Board of Education (Lottery Revenue)
Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,077,510
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Series B
5.50% 6/1/43-13	9,000,000	10,149,749
5.625% 6/1/38-13	7,500,000	8,495,999
Henrico County, Virginia Economic Development
Authority Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-11	130,000	148,308
Highlands County, Florida Health Facilities Authority
(Adventist Health System/Sunbelt) Series A
6.00% 11/15/31-11	1,500,000	1,661,955
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,755,700
Jackson, Ohio Local School District (Stark & Summit
Counties) School Facilities Construction &
Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,078,890
Jackson, Oregon School District #6 Central Point
5.25% 6/15/20-10 (FGIC)	1,175,000	1,241,059
Lee County, Florida Airport Revenue Series B
5.75% 10/1/33-10 (FSA)	3,000,000	3,249,090
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,314,580
Louisiana Public Facilities Authority Revenue (Ochsner
Clinic Foundation Project) Series B 5.50% 5/15/32-26	1,500,000	1,669,680
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland
College Park Project) 5.625% 6/1/35-13	1,125,000	1,302,109
Massachusetts State Development Finance Agency
Revenue (Massachusetts College of Pharmacy Project)
Series C 5.75% 7/1/33-13	1,500,000	1,762,095
Miami-Dade County, Florida Educational Facilities
Authority (University of Miami) Series A
5.00% 4/1/34-14 (AMBAC)	7,000,000	7,961,309
5.75% 4/1/29-10 (AMBAC)	2,000,000	2,129,180

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	$1,000,000	$1,209,190
Mississippi Development Bank Special Obligation
(Madison County Hospital Project) 6.30% 7/1/22-09	2,070,000	2,152,158
New Jersey State Educational Facilities Authority Revenue
(Stevens Institute of Technology) Series B
5.25% 7/1/24-14	2,085,000	2,406,778
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,323,084
North Carolina Medical Care Commission Hospital
Revenue (Northeast Medical Center Project)
5.125% 11/1/34-14	1,250,000	1,445,413
Orange County, Florida Health Facilities Authority Revenue
(Adventist Health System) 5.625% 11/15/32-12	1,000,000	1,121,800
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20-11	1,575,000	1,738,800
Osceola County, Florida School Board Certificates of
Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,455,880
Payne County, Oklahoma Economic Development
Authority Student Housing Revenue (Collegiate
Housing Foundation - Oklahoma State University)
Series A 6.375% 6/1/30-11	4,000,000	4,442,320
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series D 5.25% 7/1/38-12	3,000,000	3,324,600
Series G 5.00% 7/1/42-13	525,000	595,481
Series K 5.00% 7/1/35-15	3,500,000	4,064,900
Puerto Rico Commonwealth Public Improvement
Revenue Series A 5.125% 7/1/31-11	3,495,000	3,809,865
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,787,140
Series NN 5.125% 7/1/29-13	1,400,000	1,596,191
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	175,000	197,204
Richmond, Virginia Public Utilities Revenue
5.00% 1/15/27-12 (FSA)	10,000,000	10,969,899
South Broward, Florida Hospital District Revenue
(Memorial Health Care System) 5.625% 5/1/32-12	3,000,000	3,402,630

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
South Miami, Florida Health Facilities Authority Hospital
Revenue (Baptist Health South Florida Group)
5.25% 11/15/33-13	$4,000,000	$4,484,640
St. Louis, Missouri Airport Revenue (Capital Improvement
Project) Series A 5.375% 7/1/21-12 (MBIA)	1,635,000	1,833,767
Vancouver, Washington Limited Tax
5.50% 12/1/25-10 (AMBAC)	1,250,000	1,345,438
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	730,000	875,453
		130,283,303
Special Tax Bonds – 7.66%
Belleville, Illinois Tax Increment Revenue
(Frank Scott Parkway) Series A 5.70% 5/1/36	1,350,000	871,857
Dallas, Texas Area Rapid Transition Sales Tax Revenue
Senior Lien 5.25% 12/1/38	4,000,000	4,066,880
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (MBIA)	695,000	697,252
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	2,315,000	834,789
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	975,576
Jackson County, Missouri Special Obligation
5.00% 12/1/27 (MBIA)	1,000,000	1,007,080
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	947,270
Lammersville, California School District Community
Facilities District #2002 (Mountain House)
5.125% 9/1/35	4,125,000	2,659,676
Michigan Municipal Bond Authority Revenue (State Clean
Water Revolving Foundation) 5.00% 10/1/14	3,000,000	3,393,420
Middlesex County, New Jersey Improvement
Authority Senior Revenue (Heldrich Center Hotel/
Conference Project) Series A
5.00% 1/1/32	1,500,000	765,990
5.125% 1/1/37	1,500,000	748,980
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Crackerneck Creek Project)
Series C 5.00% 3/1/26	500,000	461,430

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	$1,000,000	$719,110
5.75% 6/15/34	1,935,000	1,411,428
New York City, New York Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	4,960,350
New York Sales Tax Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	1,000,000	1,035,890
New York State Dormitory Authority State Personal
Income Tax Revenue
Series A 5.00% 3/15/38	4,545,000	4,429,330
Series B 5.25% 3/15/38	6,000,000	6,088,800
New York State Urban Development Corporation Revenue
State Personal Income Tax Series B-1 5.00% 3/15/36	4,500,000	4,408,380
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (MBIA)	1,000,000	1,108,290
		41,591,778
State General Obligation Bonds – 9.20%
California State
5.00% 11/1/21	2,250,000	2,259,743
5.00% 2/1/26 (AMBAC)	5,570,000	5,420,947
Connecticut State Series B 5.00% 4/15/20	7,000,000	7,840,070
Maryland State & Local Facilities Land Capital Improvement
Second Series 5.00% 8/1/16	4,000,000	4,657,200
Series A 5.00% 3/1/12	3,000,000	3,309,600
Massachusetts State Series A 5.00% 9/1/32	8,500,000	8,538,250
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	7,880,000	6,546,940
5.25% 7/1/23	500,000	446,505
5.50% 7/1/19 (MBIA)	11,500,000	10,933,050
		49,952,305
Transportation Revenue Bonds – 7.13%
Branson, Missouri Regional Airport Transportation
Development District Revenue (Branson Airport
Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	922,605
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	2,461,838
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32 (AMT)	2,395,000	1,753,643

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.50% 11/1/31 (FGIC) (AMT)	$1,500,000	$1,376,325
Grapevine, Texas Industrial Development Corporate
Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	910,000	713,677
Houston, Texas Industrial Development Corporate
Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,995,000	1,559,751
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	5,300,000	5,593,514
Missouri State Highways & Transportation Commission
State Refunded Revenue (First Lien)
Series B 5.00% 5/1/24	9,000,000	9,460,439
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (MBIA)	6,240,000	6,763,536
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,482,011
•Series E-3 5.75% 1/1/38	4,320,000	4,452,538
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42	275,000	212,209
		38,752,086
Water & Sewer Revenue Bonds – 2.89%
Florida Village Center Community Development District
Utility Revenue 5.00% 10/1/36 (MBIA)	265,000	223,822
Florida Water Pollution Control Financing Corporation
Revenue (Water Pollution Control)
Series A 5.00% 1/15/29	2,000,000	1,994,900
Missouri State Environmental Improvement & Energy
Resource Authority Water Pollution Control Revenue
Unrefunded Balance (State Revolving Fund Project)
Series A 6.05% 7/1/16 (FSA)	1,060,000	1,063,816
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,271,239
Series A 5.25% 6/15/34	3,705,000	3,720,265
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (FSA)	1,000,000	1,181,280
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	469,628

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
West Virginia State Water Development Authority Revenue
(Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)	$2,890,000	$2,786,596
		15,711,546
Total Municipal Bonds (cost $544,248,120)		530,761,542

Short-Term Investment – 0.74%
•Variable Rate Demand Note – 0.74%
Trimble County, Kentucky Association of Counties Leasing
Trust Lease Program Revenue Series A 0.60% 12/1/38	4,000,000	4,000,000
Total Short-Term Investment (cost $4,000,000)		4,000,000

Total Value of Securities – 98.46%
(cost $548,248,120)		534,761,542
Receivables and Other Assets
Net of Liabilities – 1.54%		8,369,626
Net Assets Applicable to 52,411,481
Shares Outstanding – 100.00%		$543,131,168

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($515,449,586 / 49,740,235 Shares)		$10.36
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($9,523,108 / 919,425 Shares)		$10.36
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($18,157,410 / 1,751,718 Shares)		$10.37
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($1,064 / 102.7 Shares)		$10.36

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$573,655,709
Undistributed net investment income		2,110
Accumulated net realized loss on investments		(17,040,073)
Net unrealized depreciation of investments		(13,486,578)
Total net assets		$543,131,168

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2009.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $857,640, which represented 0.16% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
ACA — Insured by the American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
HUD — Housing and Urban Development
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
VHA — Veterans Health Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$10.36
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.85

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.80%
Corporate Revenue Bonds – 3.30%
Alliance Airport Authority, Texas Special Facilities Revenue
(Federal Express Corp. Project) 4.85% 4/1/21 (AMT)	$2,000,000	$1,516,660
•Brazos, Texas Harbor Industrial Development Environmental
Facilities Revenue (Dow Chemical Co. Project)
5.90% 5/1/38 (AMT)	1,010,000	676,498
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	432,580
•Chesapeake, Virginia Economic Development Authority
Pollution Control Revenue (Electric & Power Co. Project)
Series A 3.60% 2/1/32	1,150,000	1,136,534
•Forsyth, Montana Pollution Control Revenue
(Portland General Project) Series A 5.20% 5/1/33	1,005,000	1,005,201
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	750,000	632,933
Iowa Finance Authority Pollution Control Facilities
Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,033,619
Memphis-Shelby County, Tennessee Airport Authority
Special Facilities Revenue (Federal Express Corp.
Project) 5.05% 9/1/12	1,000,000	999,580
•Mobile, Alabama Industrial Development Board Pollution
Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	2,840,000	2,946,897
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (USX Project)
5.00% 11/1/15	1,000,000	970,650
Prattville, Alabama Industrial Development Board
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	764,610
•Sabine, Texas River Authority Pollution Control Revenue
(TXU Electric Co. Project) Series A 5.50% 5/1/22	1,000,000	682,580
Sugar Creek, Missouri Industrial Development
Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	317,865
Toledo, Lucas County, Ohio Port Authority
Development Revenue (Northwest Ohio Bond Fund -
Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)	290,000	291,694
		14,407,901

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds – 6.50%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	$1,000,000	$712,270
California Statewide Communities Development
Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	2,837,363
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	1,095,000	869,036
Fulton County, Georgia Development Authority Revenue
(Molecular Science Building Project)
5.25% 5/1/21 (MBIA)	1,000,000	1,054,770
Grand Traverse, Michigan Public School Academy
Revenue 5.00% 11/1/36	900,000	525,708
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,180,000	911,078
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	782,460
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	514,765
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	960,750
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	352,192
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,034,870
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	1,000,000	1,056,090
Pennsylvania State Higher Educational Facilities Authority
Revenue (University of Pennsylvania)
Series A 5.00% 9/1/19	4,120,000	4,580,903
Texas A & M University Revenue Financing System
5.00% 5/15/12	3,655,000	4,016,187
5.00% 5/15/13	3,760,000	4,189,655
University of California Revenue
Series A 5.125% 5/15/20 (AMBAC)	250,000	261,233
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,073,648

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Virginia General Revenue Series B
5.00% 6/1/20	$1,250,000	$1,329,313
5.00% 6/1/21	1,250,000	1,319,550
		28,381,841
Electric Revenue Bonds – 2.56%
•Burke County, Georgia Development Authority Pollution
Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,373,817
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,144,670
Orlando, Florida Utilities Commission Water &
Electric Revenue 5.25% 10/1/20	555,000	587,534
Platte River, Colorado Power Authority Revenue
Series HH 5.00% 6/1/26	2,000,000	2,060,740
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (MBIA)	2,000,000	2,217,880
South Carolina State Public Service Authority Revenue
Refunding Series A 5.125% 1/1/21 (FSA)	1,000,000	1,039,150
Texas Municipal Power Agency Revenue
4.00% 9/1/11 (AMBAC)	750,000	751,080
		11,174,871
Escrowed to Maturity Bonds – 0.05%
Southcentral, Pennsylvania General Authority Revenue
(Wellspan Health Obligated Project) 5.625% 5/15/26	180,000	196,909
		196,909
Health Care Revenue Bonds – 8.13%
Allegheny County, Pennsylvania Hospital Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,215,280
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	734,996
@Cleveland-Cuyahoga County, Ohio Port Authority
Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	462,798
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
System) Series A 6.00% 1/1/21	1,000,000	1,028,330
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,312,380

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
• Highlands County, Florida Health Facilities Authority
Revenue (Adventist Health) Series I 5.00% 11/15/29	$2,000,000	$2,051,980
Maryland State Health & Higher Education Facilities
Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	847,607
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	454,160
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	1,836,690
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,241,217
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	3,981,795
New Hampshire Health & Education Facilities Authority
Revenue (Elliot Hospital) Series B 5.60% 10/1/22	1,000,000	994,770
New York State Dormitory Authority Revenue
(Non State Supported Debt - Orange Regional
Medical Center) 6.50% 12/1/21	2,000,000	1,713,260
North Carolina Medical Care Commission Health
Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.40% 10/1/27	780,000	589,384
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System
Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,144,560
5.00% 1/1/18	1,000,000	1,065,390
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.00% 9/1/19	3,065,000	2,961,648
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue (Trezevant Manor Project)
Series A 5.75% 9/1/37	560,000	350,722
St. Louis Park, Minnesota Health Care Facilities Revenue
Refunding (Nicollet Health Services)
Series C 5.50% 7/1/18	4,240,000	4,467,645
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health East) Series A
5.25% 11/15/16	1,200,000	1,226,928

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment
Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	$1,000,000	$801,960
		35,483,500
Housing Revenue Bonds – 1.63%
California Housing Finance Agency Revenue (Home
Mortgage) Series M 5.95% 8/1/25 (AMT)	2,700,000	2,572,182
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,554,042
		7,126,224
Lease Revenue Bonds – 3.27%
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,121,340
5.00% 6/1/21 (AMBAC)	1,000,000	927,920
Michigan State Building Authority Revenue Series I
5.00% 10/15/09 (FSA)	1,000,000	1,023,210
5.00% 10/15/24	3,000,000	2,974,140
5.50% 10/15/18	2,175,000	2,321,573
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,011,130
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series J 5.00% 7/1/28	1,000,000	969,580
• Puerto Rico Public Finance Corporate Revenue
Series A 5.25% 8/1/29 (MBIA)	620,000	603,179
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,173,465
Virginia College Building Authority, Virginia Educational
Facilities Revenue (Public Financing Higher Education
Program) Series A 5.00% 9/1/13	1,000,000	1,130,170
		14,255,707
Local General Obligation Bonds – 11.46%
Chandler, Arizona 5.00% 7/1/21	4,000,000	4,389,240
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,536,855
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,924,248

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Project & Refunding
Series C 5.50% 1/1/40 (FGIC)	$2,940,000	$2,944,880
Dallas, Texas 5.125% 2/15/15	3,000,000	3,431,640
Fairfax County, Virginia Refunding &
Public Improvement 5.25% 4/1/14	3,500,000	4,021,745
Gwinnett County, Georgia School District
5.00% 2/1/11	3,000,000	3,216,150
5.00% 2/1/21	2,175,000	2,413,380
Idaho Bond Bank Authority Revenue
Series A 5.25% 9/15/26	690,000	721,395
Lansing, Michigan Community College
(College Building and Site) 5.00% 5/1/21 (MBIA)	1,325,000	1,374,409
Licking County, Ohio Joint Vocational School District
School Facilities Construction and Improvement
5.00% 12/1/19 (MBIA)	1,000,000	1,068,020
Los Angeles, California Unified School District
Election 2004 Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,219,360
5.00% 7/1/31 (AMBAC)	3,955,000	3,840,740
Mecklenburg County, North Carolina Refunding
Series A 5.00% 8/1/17	6,000,000	7,004,341
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,094,700
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,629,465
Series G 5.25% 8/1/15	1,000,000	1,065,640
Series I 5.00% 8/1/21	1,000,000	1,007,660
Series J 5.50% 6/1/23	100,000	101,690
		50,005,558
§Pre-Refunded Bonds – 9.32%
Arizona State Transportation Board Highway Revenue
6.25% 7/1/16-09	1,850,000	1,886,260
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (FSA)	1,000,000	1,131,020
California State
5.00% 2/1/33-14 (MBIA)	1,800,000	2,061,558
5.25% 2/1/30-12 (MBIA)	5,000	5,546

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	$2,160,000	$2,349,734
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,140,630
5.50% 2/15/23-14	1,000,000	1,152,310
Forest Grove, Oregon Revenue Campus
(Pacific University) 6.30% 5/1/25-10 (RADIAN)	1,000,000	1,064,440
Illinois Educational Facilities Authority Student
Housing Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	857,573
Lancaster County, Pennsylvania Hospital Authority
Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,155,610
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (MBIA)	715,000	816,408
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,980,655
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	572,720
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	597,880
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,042,308
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care
System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,162,430
Ohio State Higher Education Capital Facilities
Series B 5.625% 5/1/14-10	5,780,000	6,108,246
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20-11	945,000	1,043,280
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,802,527
Pennsylvania State Higher Educational Facilities Authority
College & University Revenue (Geneva College Project)
6.125% 4/1/22-12	1,000,000	1,133,310
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,150,530

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	$2,000,000	$2,278,480
Southcentral, Pennsylvania General Authority
Revenue (Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	902,927
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,180,080
Virginia State Resource Authority Clean Water Revenue
(State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,077,970
		40,654,432
Resource Recovery Bonds – 0.25%
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,400,000	1,112,734
		1,112,734
Special Tax Bonds – 8.57%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	919,224
California State Economic Recovery
Series A 5.25% 7/1/14	1,000,000	1,087,630
•Series B 5.00% 7/1/23	3,365,000	3,539,576
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,643,328
Columbia County, Georgia Sales Tax
4.00% 4/1/14	1,000,000	1,075,780
5.00% 4/1/15	1,250,000	1,416,163
5.00% 4/1/16	1,265,000	1,438,988
5.00% 4/1/17	315,000	359,361
Dallas, Texas Civic Center Convention Complex Revenue
Refunding & Improvement 4.875% 8/15/23 (MBIA)	1,500,000	1,520,010
East Homestead Community Development District, Florida
Special Assessment Revenue Series B 5.00% 5/1/11	365,000	264,672
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23 (AMBAC)	1,000,000	1,022,470
Metropolitan Pier and Exposition Authority, Illinois
Dedicate State Tax Revenue (McCormick Place
Expansion Project) Series A 5.50% 12/15/24 (FGIC)	2,000,000	2,057,540

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A 5.00% 1/1/32	$1,000,000	$510,660
Modesto, California Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	955,935
New Jersey Economic Development Authority
(Cigarette Tax)
5.50% 6/15/31	1,000,000	719,110
5.625% 6/15/18	1,000,000	878,370
• New York City, New York Transitional Finance Authority
Revenue Refunding - Future Tax Secured
Series A 5.50% 11/1/26	1,000,000	1,058,260
New York State Dormitory Authority State Personal
Income Tax Revenue Series A 5.00% 3/15/23	2,220,000	2,333,464
New York State Thruway Authority Income Tax Revenue
(Transportation) Series A 5.00% 3/15/20	1,000,000	1,097,860
New York State Urban Development Corporation
Revenue State Personal Income Tax
Series A-1 5.00% 12/15/28	4,000,000	4,046,080
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	734,280
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	201,333
Series B 5.375% 11/1/23	1,000,000	748,410
Washington State Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	4,860,597
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue Refunding-
Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,305,090
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,590,595
		37,384,786
State General Obligation Bonds – 23.94%
California State 5.25% 11/1/17	1,000,000	1,054,970
California State Refunding
5.00% 8/1/14	1,025,000	1,098,810
5.00% 11/1/15	1,795,000	1,923,414

		Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
	Connecticut State Series C 5.00% 11/1/24	$2,000,000	$2,139,180
	Florida State Board Education Capital Outlay Public
	Education Series D 5.75% 6/1/22	2,000,000	2,082,660
	Georgia State
	5.00% 7/1/11	6,865,000	7,457,861
	Series B 5.00% 7/1/17	4,810,000	5,607,979
	Series E 5.00% 8/1/12	3,125,000	3,485,969
	Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,834,419
	Maryland State 5.00% 8/1/17	1,500,000	1,725,315
	Maryland State & Local Facilities Loan Capital
	Improvement 5.00% 3/15/19	3,675,000	4,163,996
	Massachusetts State Consolidated Loan
	Series A 5.25% 8/1/13	5,000,000	5,678,400
	Series C 5.00% 9/1/10	7,750,000	8,214,381
	Minnesota State 5.00% 6/1/14	900,000	1,025,235
	Mississippi State Series A 5.00% 10/1/17	4,860,000	5,585,501
	North Carolina State Public Improvement Series A
	5.00% 3/1/12	4,000,000	4,412,800
	5.00% 3/1/15	1,200,000	1,379,256
	North Carolina State Refunding Series B 5.00% 4/1/15	4,000,000	4,603,440
	Ohio State
	Series A 5.00% 6/15/13	3,750,000	4,203,638
	Series D 5.00% 9/15/14	3,500,000	3,969,980
	Pennsylvania State 5.50% 2/1/13	3,200,000	3,622,688
	Pennsylvania State Second Series A 5.00% 8/1/13	4,000,000	4,504,200
	Puerto Rico Commonwealth Public Improvement Series A
	5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,111,139
	5.25% 7/1/22	3,470,000	3,126,713
	5.25% 7/1/23	1,125,000	1,004,636
	5.50% 7/1/17	4,415,000	4,285,420
•	Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	960,240
•	Puerto Rico Public Finance Corporation Commonwealth
	Appropriation (LOC Puerto Rico Government Bank)
	Series A 5.75% 8/1/27	1,000,000	986,050
	Texas State Transportation Commission
	(Mobility Foundation) 5.00% 4/1/13	1,000,000	1,115,690
	Texas State Water Financial Assistance
	Series B 5.50% 8/1/35	3,300,000	3,307,326

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Virginia State Series B 5.00% 6/1/23	$2,000,000	$2,164,340
Washington State Variable Purpose
Series A 5.00% 7/1/16	1,000,000	1,143,670
Series B 5.00% 1/1/20	2,500,000	2,506,675
		104,485,991
Transportation Revenue Bonds – 11.64%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,148,858
Chicago, Illinois O’Hare International Airport
Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,012,540
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,009,160
Georgia Federal Highway Road and Tollway Authority
Revenue Bonds 5.00% 6/1/10 (MBIA)	2,000,000	2,103,420
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,055,596
Maryland State Transportation Authority Grant & Revenue
5.25% 3/1/16	1,850,000	2,153,863
5.25% 3/1/18	4,105,000	4,812,208
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,638,450
Series C 6.50% 11/15/28	2,860,000	3,160,043
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (FGIC) (AMT)	1,000,000	1,019,510
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/19	2,935,000	3,343,728
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,665,277
North Texas Tollway Authority Dallas North Tollway
System Revenue Series A 5.00% 1/1/20 (FGIC)	1,750,000	1,749,913
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	4,000,000	4,297,600
•Series E-3 5.75% 1/1/38	2,470,000	2,545,780
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,331,819

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	$1,700,000	$1,919,232
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,955,760
•Series B-1 5.00% 11/15/25	4,000,000	4,384,280
•Series B-3 5.00% 11/15/38	1,800,000	1,983,258
Virginia Port Authority Commonwealth Port Fund
Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	519,130
		50,809,425
Water & Sewer Revenue Bonds – 7.18%
Alabama Water Pollution Control Authority Revenue
5.50% 8/15/23 (AMBAC)	1,000,000	1,006,260
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21	2,430,000	2,679,585
Dallas, Texas Waterworks & Sewer System Revenue
5.00% 10/1/24 (FSA)	6,500,000	6,521,775
Florida Water Pollution Control Financing Corporation
Revenue Series A 5.00% 1/15/25	5,000,000	5,117,250
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (MBIA)	3,500,000	3,901,870
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,494,849
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,507,158
Series D 5.00% 9/15/23	3,360,000	3,541,205
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,584,040
		31,353,992
Total Municipal Bonds (cost $427,651,769)		426,833,871

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments – 2.76%
•Variable Rate Demand Notes – 2.76%
California Statewide Communities Development
Authority Multifamily Revenue (Housing IAC Project)
Series W-2 1.30% 9/15/29 (AMT)	$400,000	$400,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Program)
Series A-8 0.65% 9/1/35	1,200,000	1,200,000
Series D-5 0.65% 10/1/38	1,000,000	1,000,000
Illinois Finance Authority Revenue (Northwestern
Memorial Hospital) Series A-1 0.60% 8/15/38	1,650,000	1,650,000
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series E 0.37% 11/15/47	1,500,000	1,500,000
New York City, New York Series E5
0.55% 8/1/10	700,000	700,000
0.55% 8/1/17	700,000	700,000
0.55% 8/1/18	400,000	400,000
Trimble County, Kentucky Association of Counties Leasing
Trust Lease Program Revenue Series A 0.60% 12/1/38	500,000	500,000
University of Minnesota Series C 0.35% 12/1/36	4,000,000	4,000,000
Total Short-Term Investments (cost $12,050,000)		12,050,000

Total Value of Securities – 100.56%
(cost $439,701,769)		438,883,871
Liabilities Net of Receivables and
Other Assets – (0.56%)		(2,443,903)
Net Assets Applicable to 39,377,366
Shares Outstanding – 100.00%		$436,439,968

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($404,897,160 / 36,529,934 Shares)		$11.08
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($933,613 / 84,317 Shares)		$11.07
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($30,608,141 / 2,763,020 Shares)		$11.08
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($1,054 / 95.1 Shares)		$11.08

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$446,324,608
Distributions in excess of net investment income	(3,435)
Accumulated net realized loss on investments	(9,063,307)
Net unrealized depreciation of investments	(817,898)
Total net assets	$436,439,968

§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2009.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $462,798, which represented 0.11% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.08
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.39

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	February 28, 2009 (Unaudited)

		Principal amount	Value
Municipal Bonds – 98.19%
Corporate Revenue Bonds – 13.56%
•	Beaver County, Pennsylvania Industrial Development
	Authority Pollution Control Revenue (Firstenergy
	General Corp. Project) Series C 7.125% 6/1/28 (AMT)	$1,000,000	$995,740
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue (Dow Chemical
	Co. Project) 5.90% 5/1/38 (AMT)	190,000	127,262
•	Brazos, Texas River Authority Pollution Control Revenue
	(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	462,580
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	750,000	496,065
	De Soto Parish, Louisiana Environmental Improvement
	Revenue (International Paper Co. Project)
	Series A 6.35% 2/1/25 (AMT)	1,650,000	1,195,211
	Gulf Coast, Texas Waste Disposal Authority Revenue
	(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	841,770
	Mississippi Business Finance Corporation Pollution
	Control Revenue (System Energy Resources, Inc.
	Project) 5.90% 5/1/22	900,000	742,239
	New Jersey Economic Development Authority Special
	Facilities Revenue (Continental Airlines, Inc. Project)
	6.40% 9/15/23 (AMT)	1,000,000	707,640
	New York City, New York Industrial Development Agency
	Special Facilities Revenue (JetBlue Airways Corp.
	Project) 5.125% 5/15/30 (AMT)	1,000,000	524,510
	Petersburg, Indiana Pollution Control Revenue
	(Indianapolis Power & Light Co. Project)
	6.375% 11/1/29 (AMT)	1,000,000	792,530
	Phenix City, Alabama Industrial Development Board
	Environmental Improvement Revenue (Mead Westvaco
	Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	313,840
	Sugar Creek, Missouri Industrial Development Revenue
	(Lafarge North America Project)
	Series A 5.65% 6/1/37 (AMT)	500,000	317,865
	Sweetwater County, Wyoming Solid Waste Disposal
	Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	713,510
	Toledo, Lucas County, Ohio Port Authority Development
	Revenue (Toledo Express Airport Project)
	Series C 6.375% 11/15/32 (AMT)	1,000,000	738,180
			8,968,942

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds – 19.85%
California Educational Facilities Authority Revenue
(University of Southern California)
Series A 5.00% 10/1/39	$1,000,000	$999,950
California Statewide Communities Development
Authority Revenue (California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	587,640
California Statewide Communities Development
Authority Student Housing Revenue (East Campus
Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	809,010
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,000,000	684,240
Louisville & Jefferson County, Kentucky Metropolitan
Government College Revenue (Bellarmine University)
Series A 6.00% 5/1/33	1,000,000	850,760
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,000,000	691,000
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	707,711
Maryland State Health & Higher Educational Facilities
Authority Revenue (Washington Christian
Academy Project) Series A 5.50% 7/1/38	1,170,000	602,913
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	782,460
Minnesota State Higher Education Facilities
Authority Revenue (Bethel University)
Series 6R 5.50% 5/1/37	1,000,000	750,430
New Jersey State Educational Facilities Authority
Revenue (Fairleigh Dickinson Project)
Series C 5.50% 7/1/23	750,000	643,335
New Mexico Educational Assistance Foundation Student
Loan Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	985,138
Ohio State Higher Educational Facilities Revenue
(Otterbein College Project) Series A 5.50% 12/1/28	950,000	909,112

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32	$1,000,000	$697,960
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation Student Housing)
6.00% 7/1/42	1,000,000	772,350
(Widener University) 5.375% 7/15/29	650,000	525,044
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (First Philadelphia Charter
Project) Series A 5.75% 8/15/32	745,000	520,152
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,000,000	610,870
		13,130,075
Health Care Revenue Bonds – 21.99%
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Augustana Home
St. Paul Project) Series A 6.00% 1/1/40	1,000,000	667,590
Chatham County, Georgia Hospital Authority
Revenue (Memorial Health Medical Center)
Series A 6.125% 1/1/24	750,000	609,113
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	571,760
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	500,000	321,675
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	308,830
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project)
Series C 7.25% 11/15/29	1,000,000	960,090
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	829,410
(Midwest Physician Group Limited Project) 5.50% 11/15/19	35,000	27,631
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	589,780

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	$1,000,000	$652,680
Maryland State Health & Higher Educational Facilities
Authority Revenue (Washington County Hospital
Project) 5.75% 1/1/38	1,000,000	769,210
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.625% 11/15/28	800,000	845,064
New Jersey Health Care Facilities Financing Authority
Revenue (St. Josephs Healthcare System)
6.625% 7/1/38	1,000,000	728,730
New York State Dormitory Authority Revenue (Non State
Supported Debt - Orange Regional Medical Center)
6.25% 12/1/37	1,000,000	717,400
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian
Homes) 5.60% 10/1/36	1,000,000	691,080
Orange County, Florida Health Facilities Authority
Revenue (Orlando Regional Healthcare)
Series C 5.25% 10/1/35	1,000,000	762,240
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	482,310
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue (Trezevant Manor Project)
Series A 5.75% 9/1/37	390,000	244,253
St. Joseph County, Indiana Industrial Economic
Development Revenue (Madison Center Project)
5.50% 2/15/21	1,150,000	1,083,127
Washington State Health Care Facilities Authority Revenue
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,233,437
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster -
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	679,650
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center Project)
Series A 6.00% 8/1/33	1,000,000	772,310
		14,547,370

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 1.44%
North Carolina Housing Finance Agency Homeownership
Revenue Series 27-A 5.55% 7/1/38 (AMT)	$1,000,000	$951,360
		951,360
Lease Revenue Bonds – 2.36%
Dauphin County, Pennsylvania General Authority
Revenue (Riverfront Office & Parking Project)
5.75% 1/1/10	970,000	941,298
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project) Series A
5.50% 12/1/24	720,000	621,187
		1,562,485
Local General Obligation Bonds – 1.46%
Los Angeles, California Unified School District Election
2002 Series D 5.00% 1/1/34	1,000,000	964,110
		964,110
§Pre-Refunded Bonds – 18.34%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 6.30% 7/1/32-12	1,000,000	1,144,430
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	1,000,000	1,151,140
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)
Series B 5.50% 5/15/32-26	1,000,000	1,113,120
Maine Finance Authority Education Revenue
(Waynflete School Issue) 6.40% 8/1/19-09	1,000,000	1,034,730
Massachusetts State Development Finance Agency
Revenue (Massachusetts College of Pharmacy Project)
Series C 5.75% 7/1/33-13	1,000,000	1,174,730
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project)
6.00% 9/1/33-14	1,000,000	1,209,190
Minnesota State Higher Education Facilities Authority
Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	533,255
Mississippi Development Bank Special Obligation
(Madison County Hospital Project) 6.40% 7/1/29-09	1,585,000	1,648,463

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Montgomery County, Pennsylvania Higher Education &
Health Authority Revenue (Foulkeways at
Gwynedd Project) 6.75% 11/15/30-09	$1,000,000	$1,051,950
Rochester, Minnesota Multifamily Housing Revenue
(Wedum Shorewood Campus Project)
6.60% 6/1/36-09	985,000	1,019,219
Savannah, Georgia Economic Development Authority
Revenue (College of Art & Design Project)
6.50% 10/1/13-09	1,000,000	1,054,540
		12,134,767
Special Tax Bonds – 14.05%
Baltimore, Maryland Convention Center Hotel Revenue
Suborinated Series B 5.875% 9/1/39	1,000,000	556,270
Chicago, Illinois Tax Increment Allocation
(Chatham Ridge Redevelopment Project)
5.95% 12/15/12	750,000	735,113
Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	576,360
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	665,000	239,799
Hennepin County, Minnesota Sales Tax Revenue Second
Lien (Ballpark Project) Series B 5.00% 12/15/20	1,000,000	1,095,571
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
5.00% 1/1/32	500,000	255,330
5.125% 1/1/37	870,000	434,408
New Jersey Economic Development Authority
(Cigarette Tax) 5.75% 6/15/34	965,000	703,890
New York State Dormitory Authority State Personal
Income Tax Revenue Series B 5.25% 3/15/38	500,000	507,400
New York State Urban Development Corporation Revenue
State Personal Income Tax Series A-1 5.00% 12/15/28	1,000,000	1,011,520
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System Roadway Repair
Project) 7.90% 1/1/12	168,000	174,466

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement (Francis
Place Redevelopment Project) 5.625% 11/1/25	$1,200,000	$881,136
Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited Project)
5.35% 3/1/31	500,000	329,370
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A
5.375% 11/1/24	1,000,000	732,260
5.50% 11/1/27	500,000	351,555
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	985,000	709,968
		9,294,416
State General Obligation Bonds – 1.76%
Virginia State Series B 5.00% 6/1/18	1,000,000	1,167,140
		1,167,140
Transportation Revenue Bonds – 3.38%
Branson, Missouri Regional Airport Transportation
Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	315,365
New York City, New York Industrial Development Agency
Special Airport Facilities (Airis JFK I LLC Project) Series A
5.50% 7/1/28 (AMT)	905,000	599,409
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo Obligated Group Project)
6.75% 1/1/23 (AMT)	1,160,000	921,434
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	397,050
		2,233,258
Total Municipal Bonds (cost $78,270,840)		64,953,923

Value

Total Value of Securities – 98.19%
(cost $78,270,840)	$64,953,923
Receivables and Other Assets
Net of Liabilities – 1.81%	1,194,534
Net Assets Applicable to 8,233,118
Shares Outstanding – 100.00%	$66,148,457

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($58,240,401 / 7,252,154 Shares)	$8.03
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($2,029,271 / 252,149 Shares)	$8.05
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($5,877,700 / 728,680 Shares)	$8.07
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($1,085 / 135.1 Shares)	$8.03

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$86,538,634
Distributions in excess of net investment income	(3,409)
Accumulated net realized loss on investments	(7,069,851)
Net unrealized depreciation of investments	(13,316,917)
Total net assets	$66,148,457

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2009.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $571,760, which represented 0.86% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Summary of abbreviations:
ACA — Insured by American Capital Access
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$8.03
Sales charge (4.50% of offering price) (B)	0.38
Offering price	$8.41

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Six Months Ended February 28, 2009 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$14,126,790	$8,706,730	$2,308,265

Expenses:
Management fees	1,430,567	1,030,029	185,116
Distribution expenses – Class A	601,869	577,336	73,707
Distribution expenses – Class B	50,122	5,048	12,650
Distribution expenses – Class C	81,982	129,149	29,996
Dividend disbursing and transfer
agent fees and expenses	197,017	236,387	24,966
Accounting and administration expenses	104,546	82,402	13,463
Registration fees	47,432	34,444	22,903
Legal and professional fees	32,807	22,142	6,243
Reports and statements to shareholders	29,454	25,447	3,992
Audit and tax	20,838	16,062	7,399
Trustees’ fees	16,910	13,329	2,216
Insurance fees	9,371	7,063	1,012
Pricing fees	8,853	8,885	4,611
Custodian fees	4,691	3,661	699
Consulting fees	3,408	1,973	472
Trustees’ expenses	1,528	1,197	205
Due and services	1,503	882	137
Taxes (other than taxes on income)	1,300	539	189
	2,644,198	2,195,975	389,976
Less expenses absorbed or waived	(332,283)	(240,858)	(53,338)
Less waived distribution expenses – Class A	—	(288,668)	—
Less expense paid indirectly	(1,825)	(1,433)	(247)
Total operating expenses	2,310,090	1,665,016	336,391
Net Investment Income	11,816,700	7,041,714	1,971,874

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	$(7,095,439)	$(2,611,288)	$ (1,599,400)
Net change in unrealized appreciation/
depreciation of investments	(21,852,346)	(4,180,021)	(10,635,312)
Net Realized and Unrealized Loss
on Investments	(28,947,785)	(6,791,309)	(12,234,712)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(17,131,085)	$ 250,405	$(10,262,838)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,816,700	$27,617,892
Net realized loss on investments	(7,095,439)	(9,007,332)
Net change in unrealized appreciation/depreciation
of investments	(21,852,346)	(6,388,968)
Net increase (decrease) in net assets resulting
from operations	(17,131,085)	12,221,592

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(11,315,258)	(26,581,925)
Class B	(190,174)	(470,633)
Class C	(310,941)	(565,334)
Institutional Class	(7)	—
	(11,816,380)	(27,617,892)

Capital Share Transactions:
Proceeds from shares sold:
Class A	95,208,285	37,572,215
Class B	62,137	293,560
Class C	3,915,067	4,557,451
Institutional Class	1,022	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,250,502	13,138,217
Class B	99,169	251,193
Class C	220,384	410,918
Institutional Class	7	—
	105,756,573	56,223,554

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(69,412,600)	$(260,772,109)
Class B	(1,795,363)	(5,722,909)
Class C	(1,744,921)	(4,798,596)
	(72,952,884)	(271,293,614)
Increase (decrease) in net assets derived from
capital share transactions	32,803,689	(215,070,060)
Net Increase (Decrease) in Net Assets	3,856,224	(230,466,360)

Net Assets:
Beginning of period	539,274,944	769,741,304
End of period	$543,131,168	$539,274,944

Undistributed net investment income	$2,110	$1,790

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,041,714	$12,913,451
Net realized loss on investments	(2,611,288)	(3,995,267)
Net change in unrealized appreciation/depreciation
of investments	(4,180,021)	4,897,895
Net increase in net assets resulting
from operations	250,405	13,816,079

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,663,432)	(12,238,496)
Class B	(13,206)	(39,714)
Class C	(336,729)	(667,017)
Institutional Class	(6)	—
	(7,013,373)	(12,945,227)

Capital Share Transactions:
Proceeds from shares sold:
Class A	123,336,857	206,786,111
Class B	92,295	131,370
Class C	8,913,065	7,290,130
Institutional Class	1,022	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,623,260	9,108,623
Class B	9,701	31,547
Class C	242,464	429,923
Institutional Class	5	—
	137,218,669	223,777,704

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(124,389,183)	$(115,146,849)
Class B	(414,425)	(680,553)
Class C	(3,092,765)	(11,178,428)
	(127,896,373)	(127,005,830)
Increase in net assets derived from
capital share transactions	9,322,296	96,771,874
Net Increase in Net Assets	2,559,328	97,642,726

Net Assets:
Beginning of period	433,880,640	336,237,914
End of period	$436,439,968	$433,880,640

Distributions in excess of net investment income	$(3,435)	$(31,776)

See accompanying notes

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,971,874	$3,633,791
Net realized gain (loss) on investments	(1,599,400)	245,645
Net change in unrealized appreciation/depreciation
of investments	(10,635,312)	(4,249,383)
Net decrease in net assets resulting
from operations	(10,262,838)	(369,947)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,750,261)	(3,214,246)
Class B	(65,539)	(176,575)
Class C	(155,369)	(242,971)
Institutional Class	(11)	—
	(1,971,180)	(3,633,792)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,943,251	17,354,089
Class B	241,772	54,983
Class C	1,025,596	3,638,033
Institutional Class	1,016	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,094,000	1,920,956
Class B	28,874	62,814
Class C	105,415	164,618
Institutional Class	10	—
	8,439,934	23,195,493

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(5,884,915)	$(13,185,106)
Class B	(926,861)	(2,736,136)
Class C	(1,141,153)	(1,338,113)
	(7,952,929)	(17,259,355)
Increase in net assets derived from
capital share transactions	487,005	5,936,138
Net Increase (Decrease) in Net Assets	(11,747,013)	1,932,399

Net Assets:
Beginning of period	77,895,470	75,963,071
End of period	$66,148,457	$77,895,470

Distributions in excess of net investment income	$(3,409)	$(4,103)

See accompanying notes

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.970	$11.230	$11.570	$11.760	$11.460	$11.170

0.233	0.462	0.466	0.458	0.512	0.538
(0.610)	(0.260)	(0.337)	(0.186)	0.300	0.290
(0.377)	0.202	0.129	0.272	0.812	0.828

(0.233)	(0.462)	(0.469)	(0.462)	(0.512)	(0.538)
(0.233)	(0.462)	(0.469)	(0.462)	(0.512)	(0.538)

$10.360	$10.970	$11.230	$11.570	$11.760	$11.460

(3.40% )	1.82%	1.08%	2.42%	7.23%	7.54%

$515,450	$510,822	$735,584	$656,813	$453,982	$456,192
0.84%	0.85%	0.87%	0.86%	0.86%	0.87%

0.97%	0.94%	0.95%	1.00%	0.98%	0.93%
4.55%	4.13%	4.03%	3.97%	4.43%	4.72%

4.42%	4.04%	3.95%	3.83%	4.31%	4.66%
37%	28%	36%	41%	47%	32%

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.960	$11.230	$11.570	$11.760	$11.460	$11.170

0.194	0.378	0.378	0.370	0.423	0.449
(0.600)	(0.270)	(0.337)	(0.186)	0.300	0.290
(0.406)	0.108	0.041	0.184	0.723	0.739

(0.194)	(0.378)	(0.381)	(0.374)	(0.423)	(0.449)
(0.194)	(0.378)	(0.381)	(0.374)	(0.423)	(0.449)

$10.360	$10.960	$11.230	$11.570	$11.760	$11.460

(3.68% )	0.96%	0.32%	1.63%	6.42%	6.71%

$9,523	$11,812	$17,286	$22,189	$16,507	$22,396
1.60%	1.61%	1.63%	1.63%	1.63%	1.65%

1.73%	1.70%	1.71%	1.73%	1.71%	1.71%
3.79%	3.37%	3.27%	3.20%	3.66%	3.94%

3.66%	3.28%	3.19%	3.10%	3.58%	3.88%
37%	28%	36%	41%	47%	32%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.970	$11.230	$11.570	$11.760	$11.460	$11.170

0.194	0.377	0.378	0.370	0.423	0.449
(0.600)	(0.260)	(0.337)	(0.186)	0.300	0.290
(0.406)	0.117	0.041	0.184	0.723	0.739

(0.194)	(0.377)	(0.381)	(0.374)	(0.423)	(0.449)
(0.194)	(0.377)	(0.381)	(0.374)	(0.423)	(0.449)

$10.370	$10.970	$11.230	$11.570	$11.760	$11.460

(3.67% )	0.96%	0.41%	1.63%	6.42%	6.71%

$18,157	$16,641	$16,871	$15,110	$5,963	$5,784
1.60%	1.61%	1.63%	1.63%	1.63%	1.65%

1.73%	1.70%	1.71%	1.73%	1.71%	1.71%
3.79%	3.37%	3.27%	3.20%	3.66%	3.94%

3.66%	3.28%	3.19%	3.10%	3.58%	3.88%
37%	28%	36%	41%	47%	32%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 2/28/09
(Unaudited)
Net asset value, beginning of period	$10.020

Income from investment operations:
Net investment income	0.079
Net realized and unrealized gain on investments	0.340
Total from investment operations	0.419

Less dividends and distributions from:
Net investment income	(0.079)
Total dividends and distributions	(0.079)

Net asset value, end of period	$10.360

Total return[2]	3.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.73%
Ratio of net investment income to average net assets	4.74%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.61%
Portfolio turnover	37% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3] Portfolio turnover is representative of the Fund for the six months ended February 28, 2009.

See accompanying notes

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.82%.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.250	$11.210	$11.470	$11.610	$11.390	$11.010

0.188	0.383	0.414	0.408	0.410	0.419
(0.170)	0.041	(0.260)	(0.140)	0.220	0.380
0.018	0.424	0.154	0.268	0.630	0.799

(0.188)	(0.384)	(0.414)	(0.408)	(0.410)	(0.419)
(0.188)	(0.384)	(0.414)	(0.408)	(0.410)	(0.419)

$11.080	$11.250	$11.210	$11.470	$11.610	$11.390

0.19%	3.83%	1.34%	2.38%	5.63%	7.36%

$404,897	$407,729	$306,215	$204,525	$120,273	$77,448
0.75%	0.75%	0.76%	0.75%	0.79%	0.80% [3]

1.02%	1.03%	1.03%	1.07%	1.11%	1.09%
3.47%	3.38%	3.60%	3.56%	3.55%	3.70%

3.20%	3.10%	3.33%	3.24%	3.23%	3.41%
39%	28%	40%	37%	18%	27%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

See accompanying notes

Six Months Ended	Year Ended
2/28/08[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.240	$11.200	$11.460	$11.610	$11.380	$11.010

0.142	0.287	0.317	0.311	0.313	0.323
(0.170)	0.041	(0.260)	(0.150)	0.230	0.370
(0.028)	0.328	0.057	0.161	0.543	0.693

(0.142)	(0.288)	(0.317)	(0.311)	(0.313)	(0.323)
(0.142)	(0.288)	(0.317)	(0.311)	(0.313)	(0.323)

$11.070	$11.240	$11.200	$11.460	$11.610	$11.380

(0.23% )	2.95%	0.48%	1.43%	4.83%	6.36%

$934	$1,272	$1,786	$2,413	$3,203	$3,743
1.60%	1.60%	1.61%	1.60%	1.64%	1.65% [3]

1.72%	1.73%	1.73%	1.77%	1.81%	1.79%
2.62%	2.53%	2.75%	2.71%	2.70%	2.85%

2.50%	2.40%	2.63%	2.54%	2.53%	2.71%
39%	28%	40%	37%	18%	27%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.240	$11.200	$11.470	$11.610	$11.390	$11.010

0.142	0.287	0.317	0.311	0.313	0.323
(0.160)	0.041	(0.270)	(0.140)	0.220	0.380
(0.018)	0.328	0.047	0.171	0.533	0.703

(0.142)	(0.288)	(0.317)	(0.311)	(0.313)	(0.323)
(0.142)	(0.288)	(0.317)	(0.311)	(0.313)	(0.323)

$11.080	$11.240	$11.200	$11.470	$11.610	$11.390

(0.14% )	2.95%	0.39%	1.52%	4.74%	6.45%

$30,608	$24,880	$28,237	$28,004	$25,125	$19,201
1.60%	1.60%	1.61%	1.60%	1.64%	1.65% [3]

1.72%	1.73%	1.73%	1.77%	1.81%	1.79%
2.62%	2.53%	2.75%	2.71%	2.70%	2.85%

2.50%	2.40%	2.63%	2.54%	2.53%	2.71%
39%	28%	40%	37%	18%	27%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 2/28/09
(Unaudited)
Net asset value, beginning of period	$10.800

Income from investment operations:
Net investment income	0.064
Net realized and unrealized gain on investments	0.280
Total from investment operations	0.344

Less dividends and distributions from:
Net investment income	(0.064)
Total dividends and distributions	(0.064)

Net asset value, end of period	$11.080

Total return[2]	3.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.72%
Ratio of net investment income to average net assets	3.49%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.37%
Portfolio turnover	39% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3] Portfolio turnover is representative of the Fund for the six months ended February 28, 2009.

See accompanying notes

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$9.510	$10.030	$10.320	$10.380	$10.010	$9.730

0.244	0.484	0.482	0.477	0.503	0.496
(1.480)	(0.520)	(0.290)	(0.060)	0.371	0.280
(1.236)	(0.036)	0.192	0.417	0.874	0.776

(0.244)	(0.484)	(0.482)	(0.477)	(0.504)	(0.496)
(0.244)	(0.484)	(0.482)	(0.477)	(0.504)	(0.496)

$8.030	$9.510	$10.030	$10.320	$10.380	$10.010

(13.00% )	(0.37% )	1.82%	4.15%	8.93%	8.13%

$58,240	$67,762	$65,143	$68,663	$66,451	$56,698
0.90%	0.90%	0.91%	0.90%	0.93%	1.00%

1.06%	1.04%	1.03%	1.02%	1.01%	1.02%
5.94%	4.94%	4.66%	4.66%	4.92%	5.00%

5.78%	4.80%	4.54%	4.54%	4.84%	4.98%
43%	24%	37%	73%	36%	46%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$9.530	$10.050	$10.350	$10.400	$10.030	$9.760

0.213	0.410	0.404	0.400	0.426	0.421
(1.480)	(0.520)	(0.300)	(0.050)	0.371	0.270
(1.267)	(0.110)	0.104	0.350	0.797	0.691

(0.213)	(0.410)	(0.404)	(0.400)	(0.427)	(0.421)
(0.213)	(0.410)	(0.404)	(0.400)	(0.427)	(0.421)

$8.050	$9.530	$10.050	$10.350	$10.400	$10.030

(13.41% )	(1.12% )	0.96%	3.47%	8.10%	7.20%

$2,029	$3,135	$5,972	$9,519	$13,046	$14,534
1.65%	1.65%	1.66%	1.65%	1.68%	1.75%

1.81%	1.79%	1.78%	1.77%	1.76%	1.77%
5.19%	4.19%	3.91%	3.91%	4.17%	4.25%

5.03%	4.05%	3.79%	3.79%	4.09%	4.23%
43%	24%	37%	73%	36%	46%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/08[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$9.550	$10.070	$10.360	$10.420	$10.040	$9.770

0.213	0.410	0.404	0.400	0.426	0.421
(1.480)	(0.520)	(0.290)	(0.060)	0.381	0.270
(1.267)	(0.110)	0.114	0.340	0.807	0.691

(0.213)	(0.410)	(0.404)	(0.400)	(0.427)	(0.421)
(0.213)	(0.410)	(0.404)	(0.400)	(0.427)	(0.421)

$8.070	$9.550	$10.070	$10.360	$10.420	$10.040

(13.38% )	(1.12% )	1.06%	3.36%	8.19%	7.19%

$5,878	$6,998	$4,848	$5,332	$5,234	$4,798
1.65%	1.65%	1.66%	1.65%	1.68%	1.75%

1.81%	1.79%	1.78%	1.77%	1.76%	1.77%
5.19%	4.19%	3.91%	3.91%	4.17%	4.25%

5.03%	4.05%	3.79%	3.79%	4.09%	4.23%
43%	24%	37%	73%	36%	46%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 2/28/09
(Unaudited)
Net asset value, beginning of period	$7.590

Income from investment operations:
Net investment income	0.085
Net realized and unrealized gain on investments	0.440
Total from investment operations	0.525

Less dividends and distributions from:
Net investment income	(0.085)
Total dividends and distributions	(0.085)

Net asset value, end of period	$8.030

Total return[2]	6.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.81%
Ratio of net investment income to average net assets	6.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	6.26%
Portfolio turnover	43% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the six months ended February 28, 2009.

See accompanying notes

Notes to financial statements
Delaware National Tax-Free Funds	February 28, 2009 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a “Trust” and collectively as the “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a “Fund” or, collectively, as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of Delaware Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Boards of Trustees (each a Board and collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC as contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.60%, 0.60%, and 0.65% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, through December 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2009, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$13,068	$10,300	$1,683

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Fee USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 31, 2009 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for Delaware Tax-Free USA Intermediate Fund.

At February 28, 2009, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$177,342	$131,615	$20,011
Dividend disbursing,
transfer agent and fund
accounting oversight fees
and other expenses
payable to DSC	35,145	42,467	4,419
Distribution fees payable
to DDLP	117,756	70,707	17,418
Other expenses payable to DMC
and affiliates*	45,095	35,331	6,484

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$19,244	$16,222	$2,582

For the six months ended February 28, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$13,792	$13,374	$6,236

For the six months ended February 28, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$—	$—	$—
Class B	3,175	—	2,421
Class C	1,264	2,122	1,399

Notes to financial statements
Delaware National Tax-Free Funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$118,621,007	$85,517,605	$14,258,424
Sales	93,730,289	78,684,404	14,118,627

At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$548,248,120	$439,701,769	$ 78,310,740
Aggregate unrealized
appreciation	$ 28,275,110	$ 12,498,742	$ 1,396,296
Aggregate unrealized
depreciation	(41,761,688)	(13,316,640)	(14,753,113)
Net unrealized
depreciation	$ (13,486,578)	$ (817,898)	$(13,356,817)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 1	$ —	$ —	$ —
Level 2	534,761,542	438,883,871	64,953,923
Level 3	—	—	—
Total	$534,761,542	$438,883,871	$64,953,923

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2009 and the year ended August 31, 2008 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/28/09*
Tax-exempt income	$11,806,144	$ 7,013,373	$1,970,925
Ordinary income	10,236	—	255
Total	$11,816,380	$ 7,013,373	$1,971,180

Year ended 8/31/08
Tax-exempt income	$27,608,512	$12,780,404	$3,633,792
Ordinary income	9,380	164,823	—
Total	$27,617,892	$12,945,227	$3,633,792

*Tax information for the period ended February 28, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2009, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$573,655,709	$446,324,608	$ 86,538,634
Distributions payable	(406,088)	(235,252)	(67,436)
Undistributed tax-exempt
income	408,198	231,817	64,027
Realized losses
9/1/08 – 2/28/09	(10,519,082)	(5,773,119)	(374,735)
Post-October losses	(5,767,554)	(788,157)	(1,224,665)
Capital loss carryforward
as of 8/31/08	(753,437)	(2,502,031)	(5,430,551)
Unrealized depreciation
of investments	(13,486,578)	(817,898)	(13,356,817)
Net assets	$543,131,168	$436,439,968	$ 66,148,457

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through February 28, 2009 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2008 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2009	$ 72,146	$ —	$3,025,716
2010	—	—	70,671
2011	—	249,429	997,721
2012	—	5,791	980,742
2014	—	119,427	—
2015	—	—	355,701
2016	681,291	2,127,384	—
Total	$753,437	$2,502,031	$5,430,551

For the six months ended February 28, 2009, the Funds had capital losses which may increase capital loss carryforwards.

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$(10,519,082)	$(5,773,119)	$(374,735)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/09	8/31/08	2/28/09	8/31/08	2/28/09	8/31/08
Shares sold:
Class A	9,389,645	3,388,412	11,293,290	18,324,376	711,256	1,773,356
Class B	6,259	26,584	8,486	11,589	30,773	5,607
Class C	382,911	406,318	814,657	646,630	120,045	372,132
Institutional Class	102	—	95	—	134	—

Shares issued upon reinvestment of dividends and distributions:
Class A	606,574	1,177,951	423,294	807,682	133,617	196,831
Class B	9,628	22,514	891	2,797	3,525	6,395
Class C	21,386	36,841	22,199	38,135	12,816	16,806
Institutional Class	1	—	—	—	1	—
	10,416,506	5,058,620	12,562,912	19,831,209	1,012,167	2,371,127

Shares repurchased:
Class A	(6,824,544)	(23,486,561)	(11,427,816)	(10,209,726)	(720,989)	(1,336,737)
Class B	(173,857)	(511,114)	(38,220)	(60,640)	(111,205)	(277,041)
Class C	(169,194)	(428,319)	(286,563)	(992,295)	(137,185)	(137,313)
	(7,167,595)	(24,425,994)	(11,752,599)	(11,262,661)	(969,379)	(1,751,091)

Net increase (decrease)	3,248,911	(19,367,374)	810,313	8,568,548	42,788	620,036

For the six months ended February 28, 2009 and the year ended August 31, 2008, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

Notes to financial statements
Delaware National Tax-Free Funds

6. Capital Shares (continued)

		Six Months
		Ended			Year Ended
		2/28/09			8/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	32,499	32,478	$340,398	227,491	227,437	$2,547,827
Delaware Tax-Free
USA Intermediate Fund	15,718	15,715	172,321	30,904	30,876	346,313
Delaware National High-Yield
Municipal Bond Fund	11,367	11,382	87,771	101,537	101,780	1,007,808

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of February 28, 2009, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in a Fund. At February 28, 2009, 27% of Delaware Tax-Free USA Fund’s net assets, 18% of the Delaware Tax-Free USA Intermediate Fund’s net assets, and 3% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified on the statements of net assets.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s), Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Notes to financial statements
Delaware National Tax-Free Funds

8. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX-FREE FUND

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2009